EARNOUT SHARES (Details Narrative)	3 Months Ended
Mar. 31, 2024 $ / shares shares
Earnout Shares [Member]
Earnout shares	24,500,000
Tevogen Bio Common Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Common Stock [Member]
Shares issued, price per share | $ / shares	$ 15.00
Tevogen Bio Common Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Common Stock [Member]
Shares issued, price per share | $ / shares	17.50
Tevogen Bio Common Stock [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Common Stock [Member]
Shares issued, price per share | $ / shares	$ 20.00
Tevogen Bio Common Stock [Member] | Earnout Shares [Member]
Earnout shares	20,000,000
Earnout shares trading days description	over any twenty trading days within any thirty consecutive day trading period during the three-year period after the Closing.
Tevogen Bio Common Stock [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Earnout shares	6,666,667
Tevogen Bio Common Stock [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Earnout shares	6,666,667
Tevogen Bio Common Stock [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Earnout shares	6,666,666
Sponsors [Member] | Earnout Shares [Member]
Earnout shares	4,500,000
Sponsors [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Earnout shares	1,500,000
Sponsors [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Earnout shares	1,500,000
Sponsors [Member] | Earnout Shares [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Earnout shares	1,500,000